D2 Contingent liabilities	12 Months Ended
Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
D2 Contingent liabilities

Contingent liabilities

Contingent liabilities
	2022	2021
Contingent liabilities	3,322	1,614
Total	3,322	1,614
Contingent liabilities m
a
inly relate to, in order of materiality, litigations, tax litigations in subsidiaries, losses on customer contracts and pension guarantees, which are assessed to be p ossi
ble obligations for the Company.
All ongoing legal and tax proceedings have been evaluated, their potential economic outflows and probability estimated, and ne cess
ary provisions made, or contingent liabilities disclosed. In note A2 “Critical accounting estimates and judgments,” further disclosure is presented in relation to (i) key sources of estimation uncertainty and (ii) the decision made in relation to accounting policies applied.
As part of its defense to a now settled patent infringement lawsuit filed by Ericsson in 2013 in the Delhi High Court against Indian handset company Micromax, Micromax filed a complaint against Ericsson with the Competition Commission of India (CCI). The CCI decided to refer the case to the Director General’s Office for an in-depth
investigation. The CCI opened similar investigations against Ericsson in January 2014 based on claims made by Intex Technologies (India) Limited and, in 2015, based on a now settled claim from iBall. Ericsson has challenged CCI’s jurisdiction in these cases before the Delhi High Court and is awaiting a decision on the appeal of the first instance court’s decision.
In April 2019, Ericsson was informed by China’s State Administration for Market Regulation (SAMR) Anti-monopoly bureau that SAMR has initiated an investigation into Ericsson’s patent licensing practices in China. Ericsson is cooperating with the investigation, which is still in a fact-finding phase. The next steps include continued fact finding and meetings with SAMR in order to facilitate the authority’s assessments and conclusions.
The above matters relating to Micromax and SAMR are possible obligations which cannot be quantified and are, therefore, not included in the contingent liability amount disclosed in the table.